Associated companies (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of associates
As of December 31, 2021 and 2020, associated companies accounted for under the equity method of accounting consisted of the following:

	% Ownership as of December 31, 2021	As of December 31,
		2021	2020 (a)
Shannon Engine Support Ltd (“SES”)	50.0	$530,815	$—
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)	16.7	81,336	72,861
AerLift Leasing Limited and Subsidiaries (“AerLift”)	39.3	31,047	31,681
Einn Volant Aircraft Leasing Holdings Ltd. (“EV”)	9.5	21,020	—
Acsal Holdco, LLC (“ACSAL”)	19.4	21,018	18,112
Gilead Aviation Designated Activity Company (“Gilead”)	9.9	13,713	—
Mubadala Infrastructure Investments Limited (“MIP”)	5.7	6,138	—
		$705,087	$122,654

(a)Prior year amounts have been reclassified from Other Assets to conform to current year presentation. Refer to Note 11—Other Assets.